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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219
(Address of principal executive offices) (Zip code)

3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-266-8787

Date of fiscal year end: 10/31/04

Date of reporting period: 07/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (6.7%)
US Government Agencies (6.7%)
BancAmerica Securities, Inc., 1.37%, 8/2/04 (Purchased on 7/30/04, proceeds on maturity $4,389,756 collaterlized by Bank of New York, fair value $4,477,040)	4,389,254	$4,389,254

Total Repurchase Agreements		4,389,254

Bank Notes * (1.5%)
Banking (1.5%)
US Bank NA, 1.39%, 9/13/04	1,000,000	1,000,036

Total Bank Notes		1,000,036

Commercial Paper ** (68.1%)
Asset Backed Securities (39.4%)
Clipper Receivables LLC, 1.30%, 8/9/04 (c)	3,000,000	2,999,134
Falcon Asset Security, 1.30%, 8/10/04 (b)(c)	2,000,000	1,999,350
Falcon Asset Security, 1.34%, 8/13/04 (b)(c)	1,000,000	999,553
Fcar Owner Trust I, 1.50%, 9/24/04	3,000,000	2,993,250
Govco Inc., 1.50%, 10/6/04 (b)(c)	3,000,000	2,991,805
K2 USA LLC, 1.63%, 10/27/04 (b)	2,000,000	1,992,170
K2 USA LLC, 1.10%, 8/25/04 (b)	1,000,000	999,270
Sheffield Receivables, 1.30%, 8/10/04 (b)(c)	3,000,000	2,999,025
Sigma Finance, Inc., 1.13%, 9/9/04 (b)	3,000,000	2,996,360
Windmill Funding Corp, 1.46%, 9/23/04 (b)(c)	3,000,000	2,993,552
Yorktown Capital LLC, 1.30%, 8/6/04 (c)	2,002,000	2,001,639

		25,965,108

Banking (23.4%)
Atlantis One Funding, 1.50%, 10/1/04 (b)(c)	2,000,000	1,994,917
Fountain Square Funding, 1.50%, 10/4/04 (b)(c)	3,000,000	2,992,000
Kitty Hawk Funding, 1.09%, 8/16/04 (b)(c)	1,554,000	1,553,301
Long Lane Master Trust 4, 1.31%, 8/5/04 (b)(c)	1,751,000	1,750,744
Tulip Funding, 1.45%, 8/26/04 (b)(c)	2,124,000	2,121,861
Variable Funding, 1.29%, 8/9/04 (b)(c)	3,000,000	2,999,140
Wells Fargo Co., 1.30%, 8/10/04	2,000,000	1,999,350

		15,411,313

Insurance (3.1%)
Triple A1 Funding, 1.32%, 8/12/04 (b)(c)	2,052,000	2,051,172

Personal Credit (2.2%)
General Electric Capital Corp., 1.66%, 11/1/04	1,425,000	1,418,991

Total Commercial Paper		44,846,584

Medium Term/Senior Notes * (23.7%)
Banking (7.6%)
Bank of America Corp., 1.91%, 10/22/04	3,000,000	3,002,130
Citigroup, Inc., 1.78%, 10/22/04	1,000,000	1,000,438
Wells Fargo Co., 1.60%, 9/24/04	1,000,000	1,000,587

		5,003,155

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Principal Amount	Value
Medium Term/Senior Notes *, continued

Financial Services (11.2%)
General Electric Capital Corp., 1.65%, 9/15/04	1,000,000	$1,001,094
Goldman Sachs Group, Inc., 1.47%, 8/16/04	3,000,000	3,002,332
Morgan Stanley, 1.91%, 10/25/04	1,000,000	1,001,427
Morgan Stanley, 1.75%, 9/13/04	2,300,000	2,302,803

		7,307,656

Motor Vehicles (4.9%)

American Honda Finance, 1.30%, 8/11/04 (b)	3,250,000	3,252,675

Total Medium Term/Senior Notes		15,563,486

Total Investments (Amortized Cost $65,799,360) (a) - 100.0%		65,799,360

Liabilities in excess of other assets - 0.0%		(29,110)

NET ASSETS - 100.0%		$65,770,250

(a)	Cost for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c)	Represents section 4(2) commercial paper which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2004. Maturity date reflects next rate change date.
**	Discount securities. The rate represents the effective yield on date of purchase.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (25.1%)
Arizona Educational Loan Marketing Corp., Series A-1, 1.58%, 12/1/37	$600,000	$600,000
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 1.64%*, 8/15/04	41,237	40,985
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 1.80%*, 8/1/04	315,000	315,038
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 1.68%*, 8/1/04	380,417	379,703
Brazos Texas Higher Education Authority Inc., Series A11, 1.58%*, 8/19/04	600,000	600,000
Chase Funding Loan Aquisition Trust, Series 2001-FF1, Class A2, 1.69%*, 8/25/04	107,966	108,159
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 1.70%*, 8/25/04	18,926	18,950
Chesapeake Funding LLC, Series 2002-1, Class A1, 1.55%*, 8/7/04	339,489	339,719
Chesapeake Funding LLC, Series 2003-2, Class A1, 1.55%*, 8/7/04	600,000	601,482
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 1.85%*, 8/25/04	375,488	376,931
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 1.87%*, 8/25/04	156,392	157,113
Countrywide Asset-Backed Certificates, Series 2003-SD1, Class A1, 2.14%*, 8/25/04	142,919	142,995
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 1.62%*, 8/15/04	221,488	221,775
Education Loans, Inc., Series 1998-1, Class J, 1.56%*, 8/1/04	814,183	813,759
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 1.67%*, 8/20/04	510,105	510,108
First Horizon ABS Trust, Series 2004-HE1, Class A, 1.66%*, 8/25/04	338,566	337,931
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 1.67%*, 8/20/04	304,068	304,336
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 1.73%*, 8/25/04	246,176	246,393
Golden Securities Corp., Series 2003-A, Class A1, 1.66%*, 8/1/04	190,000	190,000
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 1.68%*, 8/25/04	667,148	667,898
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%*, 8/20/04	500,000	489,998
Household Home Equity Loan Trust, Series 2002-2, Class A, 1.72%*, 8/20/04	238,389	238,986
Mellon Bank Premium Finance Loan Master Trust, 1.67%*, 9/15/04	450,000	449,987
Missouri Higher Education Loan Authority, Series C, 1.67%*, 8/11/04	400,000	400,000
MSDWCC Heloc Trust, Series 2003-1, Class A, 1.72%*, 8/25/04	371,285	371,997
Nellie Mae, Inc., Series 1996-1, Class A2, 1.64%*, 8/15/04	183,504	183,588
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 1.87%*, 8/25/04	246,455	247,446

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities, continued	$67,575	$67,594
Pass Through Amortizing Credit Card Trust, Series 2002-1A, Class A1FL, 2.16%*, 8/17/04
Providian Home Equity Loan Trust, Series 1999-1, Class A, 1.74%*, 8/25/04	407,896	409,160
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 1.95%*, 8/25/04	258,141	259,512
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 1.75%*, 8/25/04	309,235	309,235
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 1.68%*, 8/25/04	176,609	176,918
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 1.74%*, 8/25/04	440,251	440,746
South Carolina Student Loan Corp., Series A-2, 1.57%*, 8/21/04	550,000	550,000
Student Loan Financial Association, 1.58%, 12/1/38	600,000	600,000
Student Loan Financial Association, Washington Education, 1.75%*, 8/27/04	500,000	500,000
Toyota Auto Receivables Owner Trust, Series 2003-B, Class A3, 1.41%*, 8/15/04	1,000,000	1,000,915
Union Financial Services Taxable Student, Series 1998-A, Class B5, 1.72%*, 8/19/04	300,000	300,199
USAA Auto Owner Trust, 2.04%, 2/16/10	400,000	392,960
USAA Auto Owner Trust, Series 2001-1, Class A4, 5.08%, 3/15/06	139,815	140,642
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 1.71%*, 8/25/04	330,775	331,413

Total Asset Backed Securities		14,834,571

Collateralized Mortgage Obligations (18.6%)

Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 5.66%*, 8/20/04	22,805	22,932
CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.88%*, 8/25/04	159,245	160,061
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 5.50%*, 8/19/04	76,108	77,236
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 1.56%*, 8/26/04	273,197	273,450
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 1.57%*, 8/25/04	228,985	228,985
Fannie Mae Whole Loan, 5.30%, 5/25/42	600,000	612,608
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	461,915	480,569
Freddie Mac Structured Pass Through Securities, Series T-29, Class A1, 1.51%*, 8/15/04	647,121	647,531
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 1.58%*, 8/25/04	957,161	957,514
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 1.58%*, 8/25/04	243,772	244,883
Freddie Mac Structured Pass Through Securities, Series T-22, Class A7, 1.60%*, 8/25/04	440,073	440,469

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.42%*, 8/25/04	$356,478	$362,362
Mall of America Capital Co., LLC, Series 2000-1, Class A, 1.66%*, 8/12/04 (b)	600,000	599,971
Master Specialized Loan Trust, Series 2004-1, Class A1, 1.90%*, 8/25/04	450,000	450,000
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%*, 8/25/04	231,294	231,489
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 1.76%*, 8/15/04	367,966	369,216
MLCC Mortgage Investors, Inc., Series 1995-B, Class A, 1.78%*, 8/15/04	1,014,842	1,018,219
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 1.79%*, 8/25/04	494,106	496,029
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	419,134	443,520
Principal Residential Mortgage Capital, Series 2001-3A, Class A2, 1.71%*, 8/20/04 (b)	500,000	500,478
Sequoia Mortgage Trust, Series 7, Class A, 1.76%*, 8/20/04	504,958	504,516
Sequoia Mortgage Trust, Series 10, Class 1A, 1.82%*, 8/20/04	469,045	470,258
Sequoia Mortgage Trust, Series 9, Class 1A, 1.77%*, 8/20/04	626,080	629,349
Small Business Administration, Series 1996-P10C, Class 1, 7.35%, 11/10/04	333,332	355,854
Small Business Administration, Series 2000-10C, Class 1, 7.88%, 5/1/10	155,815	167,736
Structured Asset Securities Corp., 3.83%, 3/25/33	228,132	222,703

Total Collateralized Mortgage Obligations		10,967,938

Corporate Bonds (25.1%)
Automotive (1.3%)
DaimlerChrysler NA Holdings, 2.39%*, 9/27/04	200,000	201,151
Ford Motor Credit Co., 1.85%*, 10/28/04	375,000	374,500
Volkswagon Credit Inc, 1.88%*, 10/21/04	200,000	199,988

		775,639

Banking (4.8%)
American Express Centurion, 1.50%*, 8/19/04	300,000	299,999
Associated Bank Green Bay, 1.69%*, 10/12/04	250,000	250,101
Bank One Corp., 6.88%, 8/1/06	150,000	160,686
BB&T Corp., 6.38%, 6/30/05	125,000	129,402
Crestar Financial Corp., 8.75%, 11/15/04	350,000	356,812
First American Corp., 7.25%, 5/1/06	125,000	134,513
Marshall & Ilsley, 1.64%, 10/4/04	450,000	449,120
Old Kent Bank, 7.75%, 8/15/10	200,000	209,156
Old National Bank, 1.98%*, 10/29/04	350,000	350,287
PNC Bank N.A., 7.88%, 4/15/05	245,000	254,336
State Street Capital Trust II, 2.21%*, 8/15/04	150,000	150,982

		2,745,394

Brokerage Services (0.7%)
Merrill Lynch & Co., 1.68%*, 8/23/04	225,000	226,382
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	210,520

		436,902

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Chemicals (0.4%)
Cabot Corp., 6.56%, 12/12/05	$200,000	$208,843

Defense (0.4%)
General Dynamics Corp., 1.53%*, 9/1/04	225,000	224,970

Diversified (0.3%)
General Electric Capital Corp., 1.67%*, 9/15/04	205,000	205,029

Electric Utility (1.5%)
Duke Energy Corp., 1.82%*, 9/8/04	200,000	200,455
Duke Energy Field Services Corp., 7.50%, 8/16/05	200,000	209,553
EL Paso Electric Co., 8.90%, 2/1/06	150,000	162,793
Puget Sound Energy Inc, 1.90%*, 10/14/04	155,000	154,966
Virginia Electric & Power, 7.20%, 11/1/04	175,000	177,157

		904,924

Electronics-Technology (0.6%)
Eastman Kodak Co., 1.73%*, 8/9/04	185,000	184,801
Equifax, Inc., 6.30%, 7/1/05	175,000	180,514

		365,315

Energy Equipment & Services (1.6%)
Halliburton Co., 3.12%*, 10/17/04	165,000	166,648
Parker & Parsley Petroleum, 8.88%, 4/15/06	200,000	208,423
Transocean, Inc., 6.75%, 4/15/05	300,000	307,337
Union Pacific Resources, 6.50%, 5/15/05	275,000	282,939

		965,347

Financial Services (0.9%)
Massmutual Global Funding II, 1.66%*, 9/13/04	190,000	190,458
Monumental Global Funding, 6.05%, 1/19/06 (b)	300,000	316,227

		506,685

Food Products (1.0%)
General Mills, Inc., 8.11%, 11/18/04	125,000	127,148
General Mills, Inc., 8.75%, 9/15/04	75,000	75,562
Kraft Foods, Inc., 1.49%*, 8/26/04	200,000	200,021
Tyson Foods, Inc., 6.625%, 10/1/04 (b)	200,000	201,041

		603,772

Household Products (0.3%)
Newell Rubbermaid, Inc., 2.00%, 5/1/05	180,000	179,239

Industrial Goods & Services (0.8%)
Aramark Services, Inc., 6.75%, 8/1/04	250,000	250,000
Masco Corp., 1.65%*, 9/9/04 (b)	200,000	200,386

		450,386

Insurance (2.4%)
Allstate Financial Global Fund, 1.64%*, 9/22/04	250,000	250,566
Farmers Insurance Exchange, 8.50%, 8/1/04 (b)	300,000	300,000
John Hancock Global Funding II, 1.77%*, 10/5/04 (b)	250,000	250,070
Nationwide Life Global Funding, 1.34%*, 8/16/04 (b)	150,000	150,084
Principal Life, 1.64%*, 8/2/04	250,000	250,696
Unitrin, Inc., 5.75%, 7/1/07	200,000	211,463

		1,412,879

Lodging (0.4%)
Marriott International, 6.88%, 11/15/05	250,000	263,068

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Manufacturing (0.4%)
Tenneco Packaging, 7.20%, 12/15/05	$225,000	$238,023

Metals & Mining (0.6%)
Alcan, Inc., 1.77%*, 9/8/04 (b)	200,000	200,002
Alcoa, Inc., 1.64%*, 9/7/04	170,000	170,130

		370,132

Multimedia (1.5%)
Donnelley & Sons, 6.66%, 7/6/05	300,000	309,274
Quebecor World, Inc., 6.50%, 8/1/27	250,000	255,110
TCI Communications, Inc., 8.65%, 9/15/04	300,000	302,294

		866,678

Paper Products (0.7%)
Westvaco Corp., 6.85%, 11/15/04	200,000	202,309
Weyerhauser Co., 6.13%, 3/15/07	200,000	212,973

		415,282

Pharmaceuticals (0.4%)
Bristol-Myers Squibb Co., 4.75%, 10/1/06	225,000	232,526

Pipelines (0.3%)
Columbia Energy Group, 6.80%, 11/28/05	175,000	183,546

Real Estate Investment Trust (0.9%)
JDN Realty Corp., 6.80%, 8/1/04	300,000	300,000
Spieker Properties LP, 6.88%, 2/1/05	200,000	203,728

		503,728

Retail - Food (0.4%)
Safeway, Inc., 1.65%*, 8/1/04	250,000	250,364

Schools (0.6%)
Loyola University of Chicago, 7.35%, 8/24/04	325,000	325,916

Textiles (0.4%)
Reebok International, Ltd., 6.75%, 9/15/05	200,000	207,276

Transportation Services (1.5%)
Fedex Corp., 1.88%*, 10/1/04 (b)	300,000	300,357
Norfolk Southern Corp, 2.38%*, 10/29/04	300,000	301,221
Union Pacific Corp., 7.60%, 5/1/05	300,000	311,162

		912,740

Total Corporate Bonds		14,754,603

Medium Term/Senior Notes (6.7%)
Automotive (0.6%)
American Honda Finance, 1.76%*, 10/12/04	150,000	150,331
General Motors Acceptance Corp., 2.88%*, 10/20/04	230,000	231,603

		381,934

Banking (2.5%)
Bank of America Corp., 1.54%*, 8/26/04	300,000	300,811
Citigroup Global, 1.58%*, 9/13/04	300,000	300,076
JP Morgan Chase & Co., 1.60%*, 9/13/04	300,000	300,777
Key Corp., 1.55%*, 8/30/04	250,000	249,999
Washington Mutual Bank, 2.01%*, 10/25/04	260,000	261,451

		1,413,114

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Medium Term/Senior Notes, continued
Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 1.72%*, 10/11/04	$300,000	$300,437

Electronics-Technology (0.5%)
Applied Materials, Inc., 7.00%, 9/6/05	300,000	314,258

Financial Services (0.6%)
USAA Capital Corp., 5.64%, 4/18/05 (b)	325,000	332,308

Industrial Manufacturing (0.6%)
Caterpillar Financial Services Corp, 1.95%*, 10/29/04	180,000	180,281
John Deere Capital Corp., 1.56%*, 8/20/04	200,000	200,371

		380,652

Insurance (0.9%)
American General Finance, 1.70%*, 10/5/04	325,000	325,164
Berkley (WR) Corp., 6.38%, 4/15/05	200,000	204,853

		530,017

Multimedia (0.5%)
Cox Communications, Inc., 6.69%, 9/20/04	300,000	301,744

Total Medium Term/Senior Notes		3,954,464

Taxable Municipal Bonds (2.1%)
California (0.6%)
San Francisco, Affordable Housing, Series D, GO, 5.50%, 6/15/05, OID	350,000	356,881

Connecticut (0.2%)
East Hartford, GO, 7.10%, 1/15/05	100,000	102,162

New Jersey (0.5%)
Hudson County, GO, 6.09%, 9/1/05, FSA	295,000	302,228

Wisconsin (0.8%)
Beaver Dam, 5.50%, 9/1/04	220,000	220,554
West Allis, GO, 4.00%, 1/1/05	240,000	241,534

		462,088

Total Taxable Municipal Bonds		1,223,359

U.S. Government Agencies (6.8%)
Federal Farm Credit Bank (5.1%)
1.35%*, 8/20/04	3,000,000	3,002,313

Federal Home Loan Bank (1.7%)
1.44%, 3/15/05	1,000,000	999,948

Total U.S. Government Agencies		4,002,261

U.S. Government Agency Pass-Through Securities (6.5%) Fannie Mae (6.3%)
2.69%*, 8/1/04, Pool #557072	49,575	50,336
3.64%, 7/1/07, Pool # 385793	975,278	971,460
4.18%, 5/1/34, Pool #784365	197,998	196,645
4.44%, 6/1/34, Pool #789463	598,636	605,899

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
U.S Government Agency Pass-Through Securities, continued
4.48%*, 8/1/04, Pool # 726776	$749,179	$751,314
5.50%, 1/1/10, Pool #687086	823,616	845,941
6.11%*, 8/1/04, Pool # 365421	108,916	112,409
6.50%, 12/1/15, Pool # 545927	108,128	114,533
8.50%, 8/1/30, Pool # 542611	32,295	35,165

		3,683,702

Freddie Mac (0.1%)
3.46%*, 8/1/04, Pool # 846367	32,535	33,912

Small Business Administration (0.1%)
4.73%*, 8/25/04, Pool # 503664	26,014	27,154
4.88%*, 8/25/04, Pool # 503653	28,955	30,063
5.48%*, 8/25/04, Pool # 502966	25,411	27,021

		84,238

Total U.S. Government Agency Pass-Through Securities		3,801,852

U.S. Government Bond (0.3%)
Housing and Urban Development (0.3%)
Housing Urban Development, 4.96%, 8/1/12	200,000	199,779

Total U.S. Government Bond		199,779

U.S. Treasury Obligations (8.8%)
U.S. Treasury Notes (8.8%)
3.00%, 2/15/08	1,467,000	1,453,706
3.63%, 7/15/09	650,000	648,274
3.88%, 1/15/09	2,400,000	3,095,183

Total U.S. Treasury Obligations		5,197,163

Investment Companies (0.4%)
American AAdvantage U.S. Government Money Market Fund (c)	229,009	229,009

Total Investment Companies		229,009

Total Investments (Cost $59,110,584) (a) - 100.5%		59,164,999
Liabilities in excess of other assets - (0.5)%		(274,144)

NET ASSETS - 100.0%		$58,890,855

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2004. Maturity date reflects next rate change date.
(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$223,191
Unrealized depreciation	(168,776)

Net unrealized appreciation	$54,415

(b)	Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c)	Affiliate.

FSA - Insured by Financial Security Assurance Inc.

GO - General Obligation

LLC - Limited Liability Corp.

OID - Original Issue Discount

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (11.2%)
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 1.80%*, 8/1/04	$510,000	$510,061
Chase Credit Card Master Trust, Series 2003-4, Class B, 2.03%*, 8/15/04	250,000	255,920
Citibank Credit Card Issuance Trust, Series 2001-B1, Class B1, 2.10%*, 10/15/04	250,000	252,338
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	300,936	315,173
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	391,999
Keycorp Student Loan Trust, Series 1995-B, Class B, 2.05%*, 8/27/04	300,000	300,517
Missouri Higher Education Loan Authority, Series C, 1.67%*, 8/11/04	100,000	100,000
MSDWCC Heloc Trust, Series 2003-1, Class A, 1.72%*, 8/25/04	371,285	371,997
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 1.95%*, 8/25/04	258,141	259,512
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 1.75%*, 8/25/04	309,235	309,235
Student Loan Financial, Series 2004-A-4, 1.57%*, 8/4/04	750,000	749,029
Student Loan Financial Association, Washington Education, 1.75%*, 8/27/04	400,000	400,000
U.S. Education Loan Trust, Series 2004-3A, Class A3, 1.69%*, 9/1/04	500,000	500,000
Union Financial Services Taxable Student, Series 1998-A, Class B5, 1.72%*, 8/19/04	300,000	300,199
USAA Auto Owner Trust, Series 2001-1, Class A4, 5.08%, 3/15/06	97,871	98,449
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 1.71%*, 8/25/04	330,775	331,413

Total Asset Backed Securities		5,445,842

Collateralized Mortgage Obligations (17.4%)
American Housing Trust, Series VI, Class 1-I, 9.15%, 5/25/20	155,260	156,196
CS First Boston Mortgage Securities Corp, Series 2004-AR5, Class 10A1, 5.03%*, 8/25/04	374,734	382,422
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	478,352	492,104
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%*, 8/25/04	485,446	523,396
Fannie Mae, Series 1999-25, Class VA, 6.00%, 4/25/10	174,339	174,231
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	2,500,000	2,583,558
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	514,974
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	750,000	747,918
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	718,576	754,505
Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A3, 7.12%, 6/18/29	728,110	780,812
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%*, 8/1/04	419,134	443,520

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued
Sequoia Mortgage Trust, Series 10, Class 1A, 1.82%*, 8/20/04	$469,045	$470,258
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	469,454	459,425

Total Collateralized Mortgage Obligations		8,483,319

Corporate Bonds (33.5%)
Automotive (1.3%)
Daimler Chrysler, 7.75%, 1/18/11	200,000	225,918
Ford Motor Credit Co., 7.38%, 10/28/09	230,000	247,033
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	141,927

		614,878

Banking (8.1%)
AmSouth Bancorp, 6.13%, 3/1/09	225,000	242,855
Associated Banc Corp., 6.75%, 8/15/11	200,000	221,715
Bank of America Corp., 7.40%, 1/15/11	300,000	342,425
Bank One Corp., 10.00%, 8/15/10	230,000	291,915
BB&T Corp., 6.50%, 8/1/11	125,000	136,597
BB&T Corp., 7.25%, 6/15/07	125,000	137,563
Citigroup, Inc., 6.50%, 1/18/11	215,000	236,737
City National Bank, Series AI, 6.75%, 9/1/11	250,000	277,726
First Union National Bank, 7.80%, 8/18/10	300,000	349,204
Firstar Bank N.A., 7.13%, 12/1/09	150,000	170,188
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	150,000	177,549
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	218,817
National City Bank, 6.20%, 12/15/11	150,000	161,787
National City Bank of Kentucky, 6.30%, 2/15/11, OID	75,000	82,735
National Commerce Capital, 2.58%*, 10/1/04	150,000	150,234
Old Kent Bank, 7.75%, 8/15/10	200,000	209,156
Old National Bank, 1.98%*, 1/31/05	175,000	175,144
PNC Bank N.A., 7.88%, 4/15/05	250,000	259,526
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	163,643

		4,005,516

Brokerage Services (1.5%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	249,300
Merrill Lynch & Co., 1.68%*, 8/23/04	225,000	226,382
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	275,012

		750,694

Chemicals (1.0%)
Eastman Chemical, 7.00%, 4/15/12	165,000	182,774
Montell America Finance, 7.60%, 3/15/07, (b)	140,000	151,186
Praxair, Inc., 6.50%, 3/1/08	125,000	136,307

		470,267

Defense (0.6%)
Honeywell International, 6.13%, 11/1/11	250,000	270,082

Diversified (0.3%)
General Electric Co., 5.00%, 2/1/13	170,000	169,985

Electric Utility (1.7%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	167,204
Niagara Mohawk Power, Series F, 7.63%, 10/1/05	94,512	99,040
Utilicorp, 6.88%, 10/1/04, AMBAC	550,000	554,191

		820,435

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Electronics: Technology (0.3%)
Fiserv, Inc., 4.00%, 4/15/08	$140,000	$139,990

Energy Equipment & Services (1.5%)
Halliburton Co., 3.12%*, 10/17/04	140,000	141,398
Marathon Oil Corp., 6.13%, 3/15/12	165,000	175,832
Phillips Petetroleum, 8.75%, 5/25/10	180,000	218,930
Union Oil Co. of California, 9.40%, 2/15/11	150,000	182,709

		718,869

Financial Services (0.7%)
Monumental Global Funding, 6.05%, 1/19/06, (b)	200,000	210,818
Pearson Dollar Financial, 5.70%, 6/1/14	115,000	117,146

		327,964

Food Products (2.1%)
Cargill, Inc., 6.375%, 6/1/12, (b)	175,000	190,128
Conagra, Inc., 7.88%, 9/15/10	125,000	145,937
General Mills, Inc., 8.11%, 11/18/04	125,000	127,148
IBP, Inc., 6.13%, 2/1/06	185,000	191,069
Kellogg Co., Series B, 6.60%, 4/1/11	210,000	232,456
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	160,365

		1,047,103

Household Products (0.9%)
Dial Corp., 7.00%, 8/15/06	100,000	107,189
Newell Rubbermaid, Inc., 2.00%, 5/1/05	25,000	24,894
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	134,121
Unilever NV, 6.15%, 1/15/06	150,000	157,294

		423,498

Industrial Goods & Services (0.7%)
Aramark Services, Inc., 6.75%, 8/1/04	200,000	200,000
Cintas Corp., 6.00%, 6/1/12	125,000	134,393

		334,393

Insurance (4.8%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (b)	300,000	330,868
Berkley Corp., 5.13%, 9/30/10	150,000	151,114
Blue Cross Blue Shield, 8.25%, 11/15/11	150,000	171,766
John Hancock Global Funding II, 7.90%, 7/2/10, (b)	200,000	233,386
New York Life Global Funding, 5.38%, 9/15/13, (b)	240,000	244,047
Principal Life Global, 6.25%, 2/15/12, (b)	150,000	162,189
Protective Life U.S. Funding, 5.88%, 8/15/06, (b)	150,000	158,362
Prudential Insurance, 7.65%, 7/1/07, (b)	250,000	275,666
Reliastar Financial Corp., 8.00%, 10/30/06	300,000	331,329
Safeco Corp., 4.88%, 2/1/10	150,000	152,429
Unitrin, Inc., 5.75%, 7/1/07	150,000	158,597

		2,369,753

Lodging (0.3%)
Marriott International, 6.88%, 11/15/05	125,000	131,534

Metals & Mining (0.4%)
Alcoa, Inc., 7.38%, 8/1/10	150,000	172,804

Multimedia (2.0%)
Cox Communications, Inc., 7.88%, 8/15/09	110,000	125,687
Nielsen Media, 7.60%, 6/15/09	150,000	167,567
Thomson Corp., 6.20%, 1/5/12	175,000	188,990

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Time Warner, Inc., 8.11%, 8/15/06	$250,000	$272,472
Viacom, Inc., 7.70%, 7/30/10	200,000	229,714

		984,430

Paper Products (1.0%)
International Paper Co., 6.75%, 9/1/11	125,000	136,543
Meadwestvaco Corp., 6.85%, 4/1/12	170,000	183,949
Weyerhaeuser Co., 6.75%, 3/15/12	160,000	175,195

		495,687

Pharmaceuticals (1.2%)
American Home Products, 6.95%, 3/15/11	135,000	145,105
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	168,215
Hospira, Inc., 5.90%, 6/15/14	95,000	97,021
Schering-Plough Corp., 5.30%, 12/1/13	185,000	185,306

		595,647

Real Estate Investment Trust (0.9%)
JDN Realty Corp., 6.95%, 8/1/07	150,000	162,373
Rouse Co., 5.38%, 11/26/13	150,000	147,191
Shurgard Storage, 7.75%, 2/22/11	105,000	118,142

		427,706

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	152,934

Retail - Food (0.7%)
Kroger Co., 5.50%, 2/1/13	175,000	176,594
Safeway, Inc., 1.65%*, 11/1/04	150,000	150,218

		326,812

Schools (0.6%)
Harvard University, 8.13%, 4/15/07	250,000	281,350

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	147,327

Transportation Services (0.3%)
Fedex Corp., 7.52%, 1/15/18	130,410	143,748

Total Corporate Bonds		16,323,406

Medium Term/Senior Notes (1.3%)
Automotive (0.1%)
General Motors Acceptance Corp., 2.88%*, 10/20/04	50,000	50,348

Electronics-Technology (0.7%)
Applied Materials, Inc., 6.70%, 9/6/05	300,000	313,297

Schools (0.5%)
Stanford University, 6.16%, 4/30/11	225,000	247,453

Total Medium Term/Senior Notes		611,098

Taxable Municipal Bonds (4.3%)
Arkansas (1.0%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08, OID	435,000	466,820

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Taxable Municipal Bonds, continued
Illinois (0.9%)
Chicago, Series D, GO, 4.72%, 1/1/12	$200,000	$198,695
Loyola University, Series C, 4.80%, 7/1/13	150,000	142,791
State, Pension, GO, 3.55%, 6/1/11	170,000	158,406

		499,892

Iowa (0.6%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	157,235
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	122,887

		280,122

Maine (0.6%)
State, GO, 3.25%, 6/15/10	300,000	282,921

Oregon (0.5%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	234,887

Tennessee (0.4%)
State, Series B, GO, 6.00%, 2/1/09	175,000	187,107

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	161,929

Total Taxable Municipal Bonds		2,113,678

U.S. Government Agencies (0.8%)
Fannie Mae (0.3%)
3.25%, 8/15/08	165,000	161,588

Federal Home Loan Bank (0.5%)
2.75%, 3/14/08	225,000	218,312

Total U.S. Government Agencies		379,900

U.S. Government Agency Pass-Through Securities (17.0%)
Fannie Mae (14.0%)
4.14%*, 8/1/04, Pool # 708318	733,769	734,681
4.17%, 2/1/09, Pool # 386844	481,896	484,252
4.34%, 3/1/34, Pool # 776486	472,091	472,106
4.50%, 8/1/33	3,000,000	2,951,251
4.67%, 1/1/10, Pool # 385732	474,993	476,495
4.73%, 12/1/12, Pool # 385682	474,977	475,404
6.11%*, 8/1/04, Pool # 365421	225,391	232,621
6.18%, 8/1/08, Pool # 380581	923,562	988,323

		6,815,133

Freddie Mac (3.0%)
3.46%*, 8/1/04, Pool # 846367	32,535	33,912
4.50%, 11/1/18, Pool # B10834	1,443,456	1,423,518

		1,457,430

Total U.S. Government Agency Pass-Through Securities		8,272,563

U.S. Government Bond (5.3%)
Housing and Urban Development (5.3%)
Housing Urban Development, 7.22%, 8/1/07	2,316,000	2,564,940

Total U.S. Government Bond		2,564,940

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
U.S. Treasury Obligations (6.1%)
U.S. Treasury Notes (6.1%)
3.00%, 11/15/07	$125,000	$124,312
3.13%, 4/15/09	275,000	268,931
3.50%, 1/15/11	892,220	1,081,560
3.88%, 1/15/09	77,000	99,304
4.38%, 8/15/12	105,000	105,607
4.75%, 5/15/14	60,000	61,305
5.63%, 5/15/08	300,000	323,930
7.25%, 5/15/16	750,000	916,758

Total U.S. Treasury Obligations		2,981,707

Investment Companies (8.5%)
American AAdvantage U.S. Government Money Market Fund (c)	2,420,301	2,420,301
Federated Treasury Obligations Fund	1,724,429	1,724,429

Total Investment Companies		4,144,730

Total Investments (Cost $50,276,313) (a) - 105.4%		51,321,183
Liabilities in excess of other assets - (5.4)%		(2,637,122)

NET ASSETS - 100.0%		$48,684,061

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2004. The maturity date is the next rate change date.
(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,354,988
Unrealized depreciation	(310,118)

Net unrealized appreciation	$1,044,870

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c)	Affiliate.

AMBAC - Insured by AMBAC Idemnity Corp.

GIC- Guaranteed Investment Contract

GO - General Obligation

OID- Original Issue Discount

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (96.6%)
Aerospace/Defense (3.3%)
Boeing Co.	53,000	$2,689,750

Chemicals (2.1%)
Dow Chemical Co.	42,300	1,687,347

Commercial Banks (9.2%)
Bank of America Corp.	28,100	2,388,781
HSBC Holdings PLC - ADR	15,250	1,126,060
PNC Financial Services Group	36,011	1,822,157
Wells Fargo & Co.	36,900	2,118,429

		7,455,427

Commercial Services & Supplies (2.9%)
Cendant Corp.	103,300	2,363,504

Consumer Finance (1.9%)
SLM Corp.	40,900	1,550,928

Diversified Financial Services (5.2%)
Citigroup, Inc.	48,433	2,135,411
J.P. Morgan Chase & Co.	55,200	2,060,616

		4,196,027

Diversified Telecommunication Services (1.7%)
Verizon Communications	35,992	1,387,132

Electric Utilities (6.1%)
American Electric Power Co., Inc.	69,000	2,146,590
CenterPoint Energy, Inc.	85,900	997,299
Entergy Corp.	31,200	1,794,000

		4,937,889

Electrical Equipment (2.1%)
Emerson Electric Co.	28,300	1,717,810

Food Products (3.7%)
ConAgra Foods, Inc.	83,000	2,158,000
Dean Foods Co. (b)	21,800	806,164

		2,964,164

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	79,900	2,402,593

Health Care Providers & Services (1.9%)
Anthem, Inc. (b)	9,300	766,971
WellPoint Health Networks, Inc. (b)	7,300	738,030

		1,505,001

Hotels Restaurants & Leisure (4.1%)
Brinker International, Inc. (b)	43,200	1,546,992
Carnival Corp.	37,900	1,766,519

		3,313,511

Industrial Conglomerates (2.8%)
Tyco International, Ltd.	74,100	2,297,100

Insurance (4.8%)
Allstate Corp.	52,300	2,462,284
XL Capital Ltd.	20,600	1,456,008

		3,918,292

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Shares	Value
Common Stocks, continued
Leisure Equipment & Products (1.5%)
Mattel, Inc.	70,700	$1,238,664

Machinery (1.8%)
ITT Industries, Inc.	18,200	1,455,090

Multi-Utilities & Unregulated Power (4.5%)
Duke Energy Corp.	71,000	1,526,500
Public Service Enterprise Group, Inc.	30,300	1,181,700
Reliant Resources, Inc. (b)	92,966	918,504

		3,626,704

Oil & Gas (12.2%)
BP Amoco PLC ADR	43,300	2,440,388
ChevronTexaco Corp.	8,700	832,155
ConocoPhillips	37,023	2,916,302
Occidental Petroleum Corp.	75,900	3,739,592

		9,928,437

Paper & Forest Products (2.0%)
International Paper Co.	29,500	1,275,285
Weyerhaeuser Co.	6,200	384,400

		1,659,685

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	76,000	1,740,400
Schering-Plough Corp.	80,800	1,572,368

		3,312,768

Real Estate Investment Trust (1.5%)
Equity Office Properties Trust	46,800	1,214,460

Thrifts & Mortgage Finance (5.0%)
MGIC Investment Corp.	28,200	2,002,200
Washington Mutual, Inc.	51,800	2,009,840

		4,012,040

Tobacco (9.2%)
Altria Group, Inc.	47,400	2,256,240
Imperial Tobacco Group PLC ADR	65,800	2,882,040
UST, Inc.	60,000	2,277,000

		7,415,280

Total Common Stocks		78,249,603

Investment Companies (3.3%)
American AAdvantage U.S. Government Money Market Fund (c)	2,672,367	2,672,367

Total Investment Companies		2,672,367

Total Investments (Cost $63,947,071) (a) - 99.9%		80,921,970
Other assets in excess of liabilities - 0.1%		43,415

NET ASSETS - 100.0%		$80,965,385

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,453,873
Unrealized depreciation	(2,478,974)

Net unrealized appreciation	$16,974,899

(b)	Represents non-income producing securities.
(c)	Affiliate.

ADR-American Depositary Receipt

American Independence International Multi-Manager Stock Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

The American Independence International Multi-Manager Stock Fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust. The schedule of investments of the AMR Investment Services Trust for the fiscal quarter ended July 31, 2004 was filed on September 29, 2004 under CIK 0001001641 and 1940 Act File Number 811-09098.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds (97.4%)
Guam (0.2%)
Guam Government, Series A, 5.90%, 9/1/05, Callable 3/1/04 @ 100, OID	$250,000	$254,280

Kansas (97.2%)
Anthony, Electric Revenue, 5.30%, 12/1/17, Callable 12/1/05 @ 100	1,215,000	1,232,763
Augusta, Electric System Revenue, 2.75%, 8/1/06, AMBAC	135,000	136,677
Augusta, Electric System Revenue, 3.30%, 8/1/08, AMBAC	150,000	153,042
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,483,922
Bourbon County, School District #234, GO, Series B, 5.625%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	306,133
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	534,545
Burlington, Environmental Improvement Revenue, 1.40%, 8/13/04, *	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	1,225,000	1,274,453
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	2,012,921
Cherokee County, 6.25%, 12/1/23, Callable 6/1/08 @ 100, COP	1,000,000	1,028,930
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/14, Callable 9/1/12 @ 100, MBIA	710,000	777,003
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/15, Callable 9/1/12@100, MBIA	400,000	434,276
Coffey County, GO, 4.65%, 9/1/05	690,000	711,431
Coffeyville, Community College, COP, 5.88%, 10/1/14, Callable 10/1/04 @ 100, OID	250,000	251,838
Coffeyville, Water & Sewer Revenue, 4.60%, 10/1/04, Callable 5/24/04 @ 100, AMBAC	465,000	465,047
Coffeyville, Water & Sewer Revenue, 4.70%, 10/1/05, Callable 5/24/04 @ 100, AMBAC	490,000	490,049
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,434,935
Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	500,000	536,855
Cowley County, School District #470, GO, 5.50%, 12/1/16, Callable 12/1/06 @ 100, FGIC, OID	1,000,000	1,074,840
Dodge City, Pollution Control Revenue, 6.63%, 5/1/05, (b)	700,000	708,561

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Dodge City, School District # 443, GO, 4.00%, 3/1/08, FGIC	$1,000,000	$1,043,660
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	997,337
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13@100, AMBAC	1,935,000	2,037,129
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,072,310
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05	350,000	360,395
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	281,666
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	204,016
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	533,280
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	536,815
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 6/7/04 @ 100	330,000	330,719
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	256,169
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	533,280
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	357,636
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	827,264
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	250,000	260,320
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,089,890
Harvey County, School District #373, GO, 5.55%, 9/1/13, Pre-refunded 9/1/05 @ 100, FSA	500,000	521,945
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,032,960
Jefferson County, School District #340, GO, 6.00%, 9/1/06, Pre-refunded 9/1/04 @ 100, FSA	300,000	301,095
Jefferson County, School District #340, GO, 6.10%, 9/1/07, Pre-refunded 9/1/04 @ 100, FSA	320,000	321,194
Jefferson County, School District #340, GO, 6.20%, 9/1/08, Pre-refunded 9/1/04 @ 100, FSA	330,000	331,254
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,075,060

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/ Shares	Value
Municipal Bonds, continued
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13@100	$870,000	$888,627
Johnson County, School District #232, GO, 5.40%, 9/1/14, Callable 9/1/07 @ 100, MBIA	1,050,000	1,143,146
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,060,270
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	367,276
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,209,535
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Callable 10/1/06 @ 100	500,000	528,805
Johnson County, Water District #001, Revenue, 5.00%, 12/1/12, Callable 12/1/11@100	340,000	368,829
Johnson County, Water District #001, Revenue, 4.95%, 12/1/13	200,000	211,624
Johnson County, Water District #001, Revenue, Series B, 5.25%, 12/1/05	1,115,000	1,167,372
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,656,418
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	360,862
Kansas City, GO, Series B, 5.38%, 9/1/10, Callable 9/1/05 @ 100, MBIA	1,500,000	1,557,150
Kingman County, School District # 331, GO, 7.00%, 10/1/05, FGIC	100,000	106,134
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,767,851
Lawrence Kansas Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,039,990
Lawrence Kansas Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100	1,000,000	1,100,610
Lawrence, Sales Tax, GO, Series V, 5.50%, 9/1/12, Callable 9/1/04 @ 100	500,000	501,520
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05 @ 100	395,000	407,640
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	524,528
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	258,908
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	476,463
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA	340,000	351,084
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	376,261

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	$250,000	$266,640
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	267,148
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	401,100
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	421,756
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	272,005
Manhattan, GO, 5.40%, 11/1/16, Pre-refunded 11/1/04 @ 100	405,000	408,872
McPherson County, School District #400, GO, 5.20%, 12/1/10, Pre-refunded 12/1/05 @ 100, FGIC	250,000	261,680
McPherson County, School District #400, GO, 5.25%, 12/1/12, Pre-refunded 12/1/05 @ 100, FGIC	250,000	261,843
Meade, Industrial Revenue, 6.50%, 10/1/06	1,000,000	1,094,340
Miami County, School District #367, GO, Series A, 5.85%, 9/1/13, Pre-refunded 9/1/04 @ 100, AMBAC	550,000	551,947
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	944,118
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	715,939
Olathe, Health Facility Revenue, Series A, 5.20%, 9/1/17, Callable 9/1/05 @ 100, AMBAC	1,000,000	1,015,740
Olathe, Health Facility Revenue, Series A, 1.10%, 8/4/04, AMBAC	1,000,000	1,000,000
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13@100	630,000	665,438
Pottawatomie County, School District #322, GO, 4.95%, 10/1/12, Callable 10/1/04 @ 100	700,000	704,123
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	205,000	228,227
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @ 101, AMBAC	635,000	655,364
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @ 101, AMBAC	415,000	434,650
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	782,995
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @100 MBIA	1,000,000	1,066,860
Saline County, School District #305, GO, 4.75%, 9/1/14, Callable 9/1/08 @100, FSA, OID	2,025,000	2,085,912
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	1,000,000	1,094,220

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	$440,000	$465,256
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	50,000	50,300
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	155,000	160,620
Sedgwick County, School District # 259, GO, 4.00%, 10/1/08	1,000,000	1,041,520
Sedgwick County, School District #260, 5.50%, 10/1/13, Callable 10/1/09 @ 100, FGIC	1,595,000	1,755,728
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Callable 10/1/09 @ 100, FGIC, OID	1,675,000	1,834,644
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Callable 11/1/09 @ 100, FSA, OID	1,525,000	1,559,938
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,054,620
Sedgwick County, Series A, GO, 2.88%, 8/1/05	1,500,000	1,520,520
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,740,860
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Callable 10/1/06 @ 100	600,000	626,850
Shawnee County, COP, 4.50%, 12/1/08	515,000	538,20
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Callable 8/15/05 @ 100, FSA	500,000	519,010
Shawnee County, School District #345, GO, 4.75%, 9/1/11, Callable 9/1/04 @ 101.5, MBIA	1,590,000	1,618,159
Shawnee County, School District #345, GO, 5.75%, 9/1/11, Pre-refunded 9/1/04 @ 100, MBIA, OID	250,000	250,865
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,570,464
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,464,729
State, Department of Transportation Highway Revenue, Series A, 4.00%, 9/1/08	1,000,000	1,047,000
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,143,870
State, Department of Transportation, Highway Revenue, Series C-1, 1.08%*, 8/4/04, Callable 9/1/16 @ 100	1,000,000	1,000,000
State, Development Finance Authority Educational, 4.80%, 10/1/08, Callable 10/1/04 @ 100, AMBAC	345,000	346,083
State, Development Finance Authority Educational, 5.00%, 10/1/12, Callable 10/1/04 @ 100, AMBAC	500,000	502,945

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	$1,000,000	$1,049,130
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	541,790
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	540,735
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100	1,000,000	1,072,920
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,647,600
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,027,960
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,035,510
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/14@101, FGIC	500,000	530,340
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14@101, FGIC	515,000	539,947
State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 4/1/05 @ 100	500,000	511,650
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	227,074
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,088,759
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,110,940
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	535,840
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	535,520
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	535,530
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 1.33%, 8/11/04, MBIA *	1,000,000	1,000,000

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.40%, 11/15/05, MBIA	$475,000	$497,653
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	542,045
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,066,930
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,034,880
State, Development Finance Authority, Shalom Obligation Group, Series BB, 1.02%*, 8/12/04	1,085,000	1,085,000
State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	539,155
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	720,512
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/1/08 @ 100	1,000,000	1,083,950
State, Development Finance Authority, Water Pollution Control Revenue, 5.80%, 11/1/15, Callable 11/1/10 @ 100, OID	150,000	168,282
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,039,270
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,522,860
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	2,046,905
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 6/1/04 @ 100, AMBAC, OID	95,000	95,313
Topeka & Shawnee County, Public Library District, GO, 4.00%, 9/1/08, AMBAC	1,145,000	1,198,368
University Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,213,890
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	317,433
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	467,424
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,787,490
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	461,652
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	496,680

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	$485,000	$533,010
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,034,960
Wichita, GO, Series 746, 5.30%, 9/1/12, Callable 9/1/04 @ 101, OID	750,000	759,548
Wichita, GO, Series 748, 4.70%, 9/1/12, Callable 9/1/04 @ 101, OID	315,000	318,478
Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	307,408
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	346,842
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	531,450
Wichita, Hospital Improvements Series XI, Revenue, 5.00%, 11/15/04	1,215,000	1,227,454
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,241,061
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,236,559
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,115,770
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	827,760
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	600,000	645,738
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	620,063
Wichita, Water & Sewer Revenue, 4.75%, 10/1/08, Callable 10/1/04 @ 101, FGIC	405,000	410,306
Wichita, Water & Sewer Revenue, 4.88%, 10/1/09, Callable 10/1/04 @ 101, FGIC	900,000	913,041
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC, OID	2,000,000	2,048,200
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/05, AMBAC	950,000	985,008
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,267,911
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,039,640
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Callable 9/1/11 @ 100, FSA	1,805,000	1,975,446

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	$1,000,000	$1,108,650
Wyandotte County, University, GO, 4.30%, 9/1/05, AMBAC	1,500,000	1,544,115

		144,152,977

Total Municipal Bonds		144,407,257

Investment Companies (1.4%)

Federated Tax-Exempt Money Market Fund	2,048,278	2,048,278

Total Investment Companies		2,048,278

Total Investments (Cost $141,049,351) (a) - 98.8%		146,455,535
Other assets in excess of liabilities - 1.2%		1,724,536

NET ASSETS - 100.0%		$148,180,071

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2004. Maturity date reflects rate change date.
(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,640,998
Unrealized depreciation	(234,813)
Net unrealized appreciation	$5,406,185

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

FSA - Insured by Financial Security Assurance Inc.

GNMA - Government National Mortgage Assoc.

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Assoc.

OID - Original Issue Discount

COP – Certificate of Participation

NestEgg Capital Preservation Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	2,227	$304,876
iShares Russell 2000 Value Index Fund	157	25,764
iShares Russell 2000 Index Fund	2,517	276,870
iShares S&P 500/BARRA Growth Index Fund	2,115	114,316
iShares S&P Midcap 400/BARRA Growth Index Fund	305	36,188
iShares S&P Midcap 400 Index Fund	2,539	294,118
Vanguard Institutional Index Fund	7,186	726,121
Vangurad Total Bond Market Index Fund	368,698	3,742,287
American AAdvantage U.S. Government Money Market Fund (b)	301,798	301,798

TOTAL INVESTMENT COMPANIES		5,822,338

TOTAL INVESTMENTS (Cost $ 5,739,436) (a) - 99.9%		5,822,338
Other assets in excess of liabilities - 0.1%		4,773

NET ASSETS - 100.0%		$5,827,111

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$169,674
Unrealized depreciation	(86,772)

Net unrealized appreciation	$82,902

(b)	Affiliate.

NestEgg 2010 Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.4%)
iShares MSCI EAFE Index Fund	9,354	$1,280,563
iShares Russell 2000 Value Index Fund	621	101,906
iShares Russell 2000 Index Fund	10,597	1,165,670
iShares S&P 500/BARRA Growth Index Fund	8,376	452,723
iShares S&P Midcap 400/BARRA Growth Index Fund	1,208	143,329
iShares S&P MidCap 400 Index Fund	10,665	1,235,434
Vanguard Institutional Index Fund	29,200	2,950,656
Vanguard Total Bond Market Index Fund	987,152	10,019,593
American AAdvantage U.S. Government Money Market Fund (b)	726,766	726,766

TOTAL INVESTMENT COMPANIES		18,076,640

TOTAL INVESTMENTS (Cost $ 17,608,107) (a) - 99.4%		18,076,640
Other assets in excess of liabilities - 0.6%		107,218

NET ASSETS - 100.0%		$18,183,858

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$711,566
Unrealized depreciation	(243,033)

Net unrealized appreciation	$468,533

(b)	Affiliate.

NestEgg 2020 Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	20,100	$2,751,690
iShares Russell 2000 Value Index Fund	1,395	228,920
iShares Russell 2000 Index Fund	22,285	2,451,350
iShares S&P 500/BARRA Growth Index Fund	18,809	1,016,626
iShares S&P Midcap 400/BARRA Growth Index Fund	2,714	322,016
iShares S&P MidCap 400 Index Fund	23,003	2,664,668
Vanguard Institutional Index Fund	64,049	6,472,196
Vanguard Total Bond Market Index Fund	1,098,050	11,145,208
American AAdvantage U.S. Government Money Market Fund (b)	1,409,799	1,409,799

TOTAL INVESTMENT COMPANIES		28,462,473

TOTAL INVESTMENTS (Cost $ 27,434,725) (a) - 99.8%		28,462,473
Other assets in excess of liabilities - 0.2%		50,502

NET ASSETS - 100.0%		$28,512,975

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,441,541
Unrealized depreciation	(413,793)

Net unrealized appreciation	$1,027,748

(b)	Affiliate.

NestEgg 2030 Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.5%)
iShares MSCI EAFE Index Fund	13,787	$1,887,440
iShares Russell 2000 Value Index Fund	1,013	166,233
iShares Russell 2000 Index Fund	15,596	1,715,560
iShares S&P 500/BARRA Growth Index Fund	13,653	737,945
iShares S&P Midcap 400/BARRA Growth Index Fund	1,969	233,622
iShares S&P MidCap 400 Index Fund	16,170	1,873,133
Vanguard Institutional Index Fund	45,512	4,598,968
Vangurad Total Bond Market Index Fund	371,851	3,774,288
American AAdvantage U.S.Government Money Market Fund (b)	710,791	710,791

TOTAL INVESTMENT COMPANIES		15,697,980

TOTAL INVESTMENTS (Cost $ 14,944,265) (a) - 99.5%		15,697,980
Other assets in excess of liabilities - 0.5%		83,258

NET ASSETS - 100.0%		$15,781,238

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$994,044
Unrealized depreciation	(240,329)

Net unrealized appreciation	$753,715

(b)	Affiliate.

NestEgg 2040 Fund

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	16,265	$2,226,679
iShares Russell 2000 Value Index Fund	1,195	196,099
iShares Russell 2000 Index Fund	17,731	1,950,410
iShares S&P 500/BARRA Growth Index Fund	16,105	870,475
iShares S&P Midcap 400/BARRA Growth Index Fund	2,324	275,743
iShares S&P MidCap 400 Index Fund	18,647	2,160,068
Vanguard Institutional Index Fund	53,464	5,402,514
Vanguard Total Bond Market Index Fund	119,801	1,215,980
American AAdvantage U.S. Government Money Market Fund (b)	701,316	701,316

TOTAL INVESTMENT COMPANIES		14,999,284

TOTAL INVESTMENTS (Cost $ 13,970,568) (a) - 99.8%		14,999,284
Other assets in excess of liabilities - 0.2%		35,916

NET ASSETS - 100.0%		$15,035,200

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,260,102
Unrealized depreciation	(231,386)

Net unrealized appreciation	$1,028,716

(b)	Affiliate.

33

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)*	/s/ Trent Statczar	Trent Statczar, Treasurer
Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar	Trent Statczar, Treasurer
Date September 29, 2004

By (Signature and Title)*	/s/ David Bunstine	David Bunstine, President
Date September 29, 2004

*	Print the name and title of each signing officer under his or her signature.